Property, Equipment and Software, Net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Equipment and Software, Net
Depreciation expenses	¥ 11,442	$ 1,568	¥ 13,417	¥ 22,837
Impairment charges	¥ 0		¥ 0	¥ 0